Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 3,217	$ 93	$ 437
Vendor advances	1,515
Prepaid expenses and other current assets	10	8
Total Current Assets	4,742	101	437
Deferred offering costs		482	57
Intangible assets, net	262	382	542
Total Other Assets	262	864	599
TOTAL ASSETS	5,004	965	1,036
Current Liabilities
Accounts payable and accrued expenses	1,530	2,401	1,629
Notes payable - officers			0
Total Current Liabilities	1,672	2,405	1,633
Convertible notes payable, net of debt discount of $105 at December 31, 2023		638	582
Total Liabilities	1,672	3,043	2,215
COMMITMENTS AND CONTINGENCIES - NOTE 7
Shareholders’ Equity (Deficit)
Preferred stock, par value $0.001, 20,000,000 shares authorized; no shares issued and outstanding, respectively;
Common stock, par value $0.001, 100,000,000 shares authorized; 12,846,785 and 10,562,640 shares issued and outstanding, respectively;	13	11	10
Additional paid-in capital	11,154	4,123	3,211
Accumulated deficit	(7,835)	(6,212)	(4,400)
Total Shareholders’ Equity (Deficit)	3,332	(2,078)	(1,179)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	5,004	965	1,036
Related Party [Member]
Current Liabilities
Due to related parties		4	4
Officer [Member]
Current Liabilities
Notes payable - officers	$ 142
Pro Forma [Member]
Current Assets
Cash		93
Vendor advances
Prepaid expenses and other current assets		8
Total Current Assets		101
Deferred offering costs		482
Intangible assets, net		382
Total Other Assets		864
TOTAL ASSETS		965
Current Liabilities
Accounts payable and accrued expenses		1,591
Total Current Liabilities		1,591
Convertible notes payable, net of debt discount of $105 at December 31, 2023
Total Liabilities		1,591
COMMITMENTS AND CONTINGENCIES - NOTE 7
Shareholders’ Equity (Deficit)
Preferred stock, par value $0.001, 20,000,000 shares authorized; no shares issued and outstanding, respectively;
Common stock, par value $0.001, 100,000,000 shares authorized; 12,846,785 and 10,562,640 shares issued and outstanding, respectively;		11
Additional paid-in capital		5,680
Accumulated deficit		(6,317)
Total Shareholders’ Equity (Deficit)		(626)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)		965
Pro Forma [Member] | Related Party [Member]
Current Liabilities
Due to related parties
Pro Forma [Member] | Officer [Member]
Current Liabilities
Notes payable - officers